Average Annual Total Returns - Emerging Markets Local Debt	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years	JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 30, 2010	(0.59%)	6.15%	1.49%	(1.97%)	4.91%	(0.06%)	(0.43%)	4.21%	0.47%	Jun. 30, 2010	1.90%	6.17%	1.30%	Jun. 30, 2010	3.41%	6.73%	1.64%	Jun. 30, 2010	3.98%	7.31%	2.20%	May 24, 2019	3.90%	7.12%	[1]	1.95%	[1]	Sep. 28, 2012	4.22%	7.42%	1.54%	2.69%	6.72%	1.49%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.